First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 48.6%
$150,000	Bellemeade Re Ltd. Series 2021-1A, Class M1C, 6.88% (30-Day SOFR Average+295 basis points), 3/25/2031[1,2,3,4]	$143,592
233,308	BRAVO Residential Funding Trust 2021-A Series 2021-A, Class A1, 1.99%, 10/25/2059[1,2,5]	222,728
500,000	CIFC Funding 2017-III Ltd. Series 2017-3A, Class C, 7.89% (3-Month USD Libor+365 basis points), 7/20/2030[1,2,3,4]	459,831
500,000	Clear Creek CLO Series 2015-1A, Class DR, 7.19% (3-Month USD Libor+295 basis points), 10/20/2030[1,2,3,4]	453,521
200,000	Deephaven Residential Mortgage Trust Series 2021-2, Class B1, 3.18%, 4/25/2066[1,2,4]	126,652
300,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class DR, 7.21% (3-Month USD Libor+260 basis points), 11/15/2028[1,2,3,4]	271,621
100,000	DT Auto Owner Trust Series 2022-2A, Class D, 5.46%, 3/15/2028[1,2]	94,344
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class B2, 9.93% (30-Day SOFR Average+600 basis points), 8/25/2033[1,2,3]	213,172
250,000	Hertz Vehicle Financing III LP Series 2021-2A, Class D, 4.34%, 12/27/2027[1,2]	208,995
250,000	Home RE Ltd. Series 2022-1, Class M1C, 9.43% (30-Day SOFR Average+550 basis points), 10/25/2034[1,2,3]	234,038
500,000	HPS Loan Management 8-2016 Ltd. Series 8A-2016, Class DR, 7.14% (3-Month USD Libor+290 basis points), 7/20/2030[1,2,3,4]	431,945
425,000	Madison Park Funding XXVI Ltd. Series 2017-26A, Class DR, 7.42% (3-Month USD Libor+300 basis points), 7/29/2030[1,2,3,4]	389,536
60,065	Marlette Funding Trust Series 2019-4A, Class C, 3.76%, 12/17/2029[1,2]	58,913
200,000	Med Trust Series 2021-MDLN, Class G, 9.57% (1-Month USD Libor+525 basis points), 11/15/2038[1,3,4]	181,671
400,000	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/2033[1,2,4]	257,957
935,000	Neuberger Berman CLO XXII Ltd. Series 2016-22A, Class DR, 7.18% (3-Month USD Libor+310 basis points), 10/17/2030[1,2,3,4]	834,860

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$500,000	Octagon Investment Partners 33 Ltd. Series 2017-1A, Class C, 6.99% (3-Month USD Libor+275 basis points), 1/20/2031[1,2,3,4]	$446,356
500,000	OZLM XXII Ltd. Series 2018-22A, Class C, 6.73% (3-Month USD Libor+265 basis points), 1/17/2031[1,2,3,4]	422,561
155,676	PRET 2021-RN2 LLC Series 2021-RN2, Class A1, 1.74%, 7/25/2051[1,2,5]	141,454
212,036	PRPM 2021-6 LLC Series 2021-6, Class A1, 1.79%, 7/25/2026[1,2,5]	192,679
638,000	Signal Peak CLO 5 Ltd. Series 2018-5A, Class D, 7.01% (3-Month USD Libor+265 basis points), 4/25/2031[1,2,3,4]	571,835
500,000	Silver Creek CLO Ltd. Series 2014-1A, Class E1R, 9.86% (3-Month USD Libor+562 basis points), 7/20/2030[1,2,3,4]	442,918
200,000	Triangle RE Ltd. Series 2021-3, Class M2, 7.68% (30-Day SOFR Average+375 basis points), 2/25/2034[1,2,3]	170,799
129,256	Verus Securitization Trust 2021-1 Series 2021-1, Class A2, 1.05%, 1/25/2066[1,2,4]	106,476
400,000	Voya CLO 2016-3 Ltd. Series 2016-3A, Class CR, 7.44% (3-Month USD Libor+325 basis points), 10/18/2031[1,2,3,4]	329,962
	TOTAL ASSET-BACKED SECURITIES
	(Cost $7,529,198)	7,408,416

	BANK LOANS — 44.3%
635,000	Alegeus Technologies Holding Corp. 1L 9/24 10.95%, 9/5/2024[6]	615,950
600,000	Athos Merger Sub LLC 9.42% (3-Month USD Libor+500 basis points), 7/31/2026[2,3,4]	583,032
560,000	Dcert Buyer, Inc. 8.70% (3-Month USD Libor+400 basis points), 10/16/2026[2,3,4]	542,200
	Dentive Capital, LLC
281,443	11.53%, 12/23/2028[6]	273,000
138,557	1.00%, 12/23/2028[6]	138,557
650,000	Grindr Capital, LLC 12.52%, 11/14/2027[6]	643,500
590,000	HS Purchaser LLC 8.19% (1-Month Term SOFR+400 basis points), 11/30/2026[2,3,4]	533,508
550,000	Ivanti Software, Inc. 9.01% (1-Month USD Libor+425 basis points), 12/1/2027[2,3,4]	437,995

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$725,000	Neptune Bidco US, Inc. 8.82% (1-Month Term SOFR+500 basis points), 4/11/2029[2,3,4]	$649,785
420,000	Project Castle, Inc. 9.05% (1-Month Term SOFR+550 basis points), 11/1/2029[2,3,4]	341,775
420,000	Project Leopard Holdings, Inc. 9.80% (3-Month Term SOFR+525 basis points), 7/20/2029[2,3,4]	384,615
200,046	PWCC Marketplace, LLC 10.91%, 9/6/2025[6]	195,045
250,000	Shryne Group, Inc. 14.75%, 5/26/2026[6]	245,000
243,056	Stronghold Digital Mining, Inc. 3.80%, 11/16/2025[4,6]	238,195
625,000	VeriFone Systems, Inc. 4.00% (3-Month USD Libor+400 basis points), 8/20/2025[2,3,4]	575,881
420,000	Vision Solutions, Inc. 8.36% (1-Month USD Libor+400 basis points), 5/28/2028[2,3,4]	348,915
	TOTAL BANK LOANS
	(Cost $6,733,299)	6,746,953

Number of Shares
	SHORT-TERM INVESTMENTS — 16.5%
2,520,788	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.05%[7]	2,520,788
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,520,788)	2,520,788
	TOTAL INVESTMENTS — 109.4%
	(Cost $16,783,285)	16,676,157

	Liabilities in Excess of Other Assets — (9.4)%	(1,427,339)
	TOTAL NET ASSETS — 100.0%	$15,248,818

LLC — Limited Liability Company
LP — Limited Partnership

[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,408,416, which represents 48.58% of the total net assets of the Fund.
[2] Callable.
[3] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5] Step rate security.
[6] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 15.41% of Net Assets. The total value of these securities is $2,349,247.
[7] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

First Trust Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as The Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board as of September 8, 2022, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Investment Manager (the “Valuation Designee”) subject to the oversight of the Board. Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Valuation Designee not to reflect the Market value, the Valuation Designee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment. In its fair

First Trust Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

valuation assessment process, the Valuation Designee may consider any information it deems appropriate including external valuation consultants. Any such fair valuation determinations will be made in good faith by the Valuation Designee, subject to the oversight of the Fund’s Board of Trustees. First Trust Portfolios L.P. (the “Distributor”) is under no duty to verify any valuations of the Fund’s investments.

Securities for which the primary market is a national securities exchange are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and ask prices. Securities traded on the over-the-counter market are valued at their closing bid prices. Valuation of short-term cash equivalent investments will be at amortized cost.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy.

First Trust Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$7,408,416	$-	$7,408,416
Bank Loans	-	4,397,706	2,349,247	6,746,953
Short-Term Investments	2,520,788	-	-	2,520,788
Total Investments	$2,520,788	$11,806,122	$2,349,247	$16,676,157